IFRS 15 Income Statement Impact (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 15 income statement impact [Abstract]
IFRS 15 income statement impact [text block]
	For the year ended December, 31 2018
Consolidated income statement in 000€	As reported	Adjustments	Amounts without adoption of IFRS 15
Revenue	184,721	(410)	184,311
Cost of sales	(82,299)	−	(82,299)
Gross profit	102,422	(410)	102,012
Research and development expenses	(22,416)	−	(22,416)
Sales and marketing expenses	(46,303)	−	(46,303)
General and administrative expenses	(32,310)	−	(32,310)
Net other operating income	3,771	−	3,771
Operating profit	5,164	(410)	4,754
Financial expenses	(4,864)	−	(4,864)
Financial income	3,627	−	3,627
Share in loss of joint venture	(475)	−	(475)
Profit before taxes	3,452	(410)	3,042
Income taxes	(425)	−	(425)
Net profit for the year	3,027	(410)	2,617
Net profit attributable to:			−
The owners of the parent	3,027	(410)	2,617
Basic earnings per share	0.06		0.05
Diluted earnings per share	0.06		0.05